S000094555 [Member] Investment Objectives and Goals - Franklin Massachusetts Municipal Income ETF	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Franklin Massachusetts Municipal Income ETF
Objective [Heading]	Goal
Objective, Primary [Text Block]
The fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income tax as the Investment Manager (as defined below) believes is consistent with preservation of capital.